RELATED PARTIES - Schedule of Total Amount of Transactions With Related Parties and Their Affiliates (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of transactions between related parties
Cost of services, equipment and accessories	$ (45)	$ (30)	$ (116)	$ (81)
Selling, general and administrative expenses	(116)	(96)	(347)	(279)
Finance costs	(18)	(18)	(55)	(57)
Other operating income	1	0	2	1
Finance income	6	2	14	13
Profit (loss) before tax	124	(71)	325	87
Ultimate and Immediate parent
Disclosure of transactions between related parties
Cost of services, equipment and accessories	0	0	0	0
Selling, general and administrative expenses	0	0	0	0
Finance costs	(1)	(2)	(4)	(3)
Depreciation charge of right-of-use asset	0	0	0	0
Other operating income	0	0	0	0
Other operating expenses	0	(14)	0	(36)
Finance income	0	6	0	14
Profit (loss) before tax	(1)	(10)	(4)	(25)
Entities under common control
Disclosure of transactions between related parties
Cost of services, equipment and accessories	(4)	(8)	(12)	(15)
Selling, general and administrative expenses	0	0	0	0
Finance costs	(11)	(2)	(33)	(32)
Depreciation charge of right-of-use asset	(10)	(1)	(30)	(26)
Other operating income	0	1	1	2
Other operating expenses	(2)	0	(5)	0
Finance income	0	0	0	0
Profit (loss) before tax	(27)	(10)	(79)	(71)
Key Management Personnel
Disclosure of transactions between related parties
Cost of services, equipment and accessories	0	0	0	0
Selling, general and administrative expenses	(1)	(1)	(3)	(1)
Finance costs	0	0	0	0
Depreciation charge of right-of-use asset	0	0	0	0
Other operating income	0	0	0	0
Other operating expenses	0	0	0	0
Finance income	0	0	0	0
Profit (loss) before tax	$ (1)	$ (1)	$ (3)	$ (1)